Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

In accordance with the SEC’s disclosure requirements regarding pay versus performance, or PVP, this section presents the SEC-defined “Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge performance.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Income ($)	Return-on-Common Equity (4)
2022	6,056,524	5,288,529	2,661,358	2,419,179	91	107	225,800,000	17.83%
2021	7,339,234	7,614,354	3,143,609	3,115,794	95	131	253,400,000	17.92%
2020	4,248,492	2,851,510	1,463,462	1,195,486	84	93	153,800,000	11.56%
(1)	Reflects compensation for our Chairman, Chief Executive Officer & President, Peter S. Ho, who served as our Principal Executive Officer (PEO) in 2020, 2021 and 2022.
(2)

Reflects compensation for Dean Y. Shigemura, Sharon M. Crofts, James C. Polk, Mark A. Rossi, and Mary E. Sellers in 2020, Dean Y. Shigemura, Sharon M. Crofts, James C. Polk, and Mary E. Sellers in 2021 and Dean Y. Shigemura, Marco A. Abbruzzese, James C. Polk, and Mary E. Sellers in 2022, as shown in the Summary Compensation Table for each respective year.

(3)	Peer Group used for TSR comparisons reflects the S&P Supercomposite Regional Bank Index.
(4)	Return-on-Common-Equity is generally defined as the net income available to common shareholders as a percent of average common equity.

Company Selected Measure Name	Return-on-Common-Equity
Named Executive Officers, Footnote [Text Block]	Reflects compensation for our Chairman, Chief Executive Officer & President, Peter S. Ho, who served as our Principal Executive Officer (PEO) in 2020, 2021 and 2022.Reflects compensation for Dean Y. Shigemura, Sharon M. Crofts, James C. Polk, Mark A. Rossi, and Mary E. Sellers in 2020, Dean Y. Shigemura, Sharon M. Crofts, James C. Polk, and Mary E. Sellers in 2021 and Dean Y. Shigemura, Marco A. Abbruzzese, James C. Polk, and Mary E. Sellers in 2022, as shown in the Summary Compensation Table for each respective year.
Peer Group Issuers, Footnote [Text Block]	Peer Group used for TSR comparisons reflects the S&P Supercomposite Regional Bank Index.
PEO Total Compensation Amount	$ 6,056,524	$ 7,339,234	$ 4,248,492
PEO Actually Paid Compensation Amount	$ 5,288,529	7,614,354	2,851,510
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate “compensation actually paid” for our CEO and other NEOs, the following adjustments were made to Summary Compensation Table total pay.

	PEO			Other NEO Average
Adjustments (1)	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	6,056,524	7,339,234	4,248,492	2,661,358	3,143,609	1,463,462
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	3,000,075	4,211,668	2,500,060	1,350,055	2,003,242	540,023
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	2,665,970	3,959,251	2,140,993	1,190,992	1,824,565	462,463
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(449,810)	389,023	(979,172)	(139,072)	96,406	(176,924)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(283,464)	(140,292)	(272,317)	(49,847)	(31,885)	(56,735)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	299,834	278,806	216,429	105,803	86,341	44,648
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	-	-	2,855	-	-	1,404
Compensation Actually Paid	5,288,529	7,614,354	2,851,510	2,419,179	3,115,794	1,195,486
(1)	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

Non-PEO NEO Average Total Compensation Amount	$ 2,661,358	3,143,609	1,463,462
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,419,179	3,115,794	1,195,486
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate “compensation actually paid” for our CEO and other NEOs, the following adjustments were made to Summary Compensation Table total pay.

	PEO			Other NEO Average
Adjustments (1)	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	6,056,524	7,339,234	4,248,492	2,661,358	3,143,609	1,463,462
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	3,000,075	4,211,668	2,500,060	1,350,055	2,003,242	540,023
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	2,665,970	3,959,251	2,140,993	1,190,992	1,824,565	462,463
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(449,810)	389,023	(979,172)	(139,072)	96,406	(176,924)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(283,464)	(140,292)	(272,317)	(49,847)	(31,885)	(56,735)
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	299,834	278,806	216,429	105,803	86,341	44,648
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	-	-	2,855	-	-	1,404
Compensation Actually Paid	5,288,529	7,614,354	2,851,510	2,419,179	3,115,794	1,195,486
(1)	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The following table alphabetically lists the measures we believe are most important in linking compensation actually paid to company performance during 2022.

Tabular List
1	EPS Growth
2	Return on Common Equity
3	Stock Price to Book

Total Shareholder Return Amount	$ 91	95	84
Peer Group Total Shareholder Return Amount	107	131	93
Net Income (Loss)	$ 225,800,000	$ 253,400,000	$ 153,800,000
Company Selected Measure Amount	17.83	17.92	11.56
PEO Name	Peter S. Ho	Peter S. Ho	Peter S. Ho
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EPS Growth
Non-GAAP Measure Description [Text Block]	Return-on-Common-Equity is generally defined as the net income available to common shareholders as a percent of average common equity.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Common Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price to Book
PEO [Member] | Deduction for Amount Reported in “Stock Awards” Column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,000,075	$ 4,211,668	$ 2,500,060
PEO [Member] | Addition of Fair Value at Fiscal Year (FY) End, of Equity Awards Granted During the FY that Remained Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,665,970	3,959,251	2,140,993
PEO [Member] | Addition of Change in Fair Value at FY End Versus Prior FY End for Awards Granted in Prior FY That Remained Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(449,810)	389,023	(979,172)
PEO [Member] | Addition of Change in Fair Value at Vesting Date Versus Prior Fiscal Year End for Awards Granted in Prior Fiscal Year That Vested During the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(283,464)	(140,292)	(272,317)
PEO [Member] | Addition in Respect of Any Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date of Underlying Award
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	299,834	278,806	216,429
PEO [Member] | Deduction for Values Reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,855
Non-PEO NEO [Member] | Deduction for Amount Reported in “Stock Awards” Column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,350,055	2,003,242	540,023
Non-PEO NEO [Member] | Addition of Fair Value at Fiscal Year (FY) End, of Equity Awards Granted During the FY that Remained Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,190,992	1,824,565	462,463
Non-PEO NEO [Member] | Addition of Change in Fair Value at FY End Versus Prior FY End for Awards Granted in Prior FY That Remained Outstanding
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(139,072)	96,406	(176,924)
Non-PEO NEO [Member] | Addition of Change in Fair Value at Vesting Date Versus Prior Fiscal Year End for Awards Granted in Prior Fiscal Year That Vested During the Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(49,847)	(31,885)	(56,735)
Non-PEO NEO [Member] | Addition in Respect of Any Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date of Underlying Award
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 105,803	$ 86,341	44,648
Non-PEO NEO [Member] | Deduction for Values Reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 1,404